ORDINARY SHARES (Details) (USD $)	2 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 28, 2010	Dec. 31, 2012	Dec. 28, 2010 ADS	Jul. 31, 2010 Performance based nonvested shares	Dec. 31, 2011 Performance based nonvested shares	Dec. 31, 2012 2012 ADS Repurchase Plan	Feb. 27, 2012 2012 ADS Repurchase Plan ADS	Dec. 31, 2012 2012 ADS Repurchase Plan ADS	Dec. 31, 2012 2012 ADS Repurchase Plan ADS Minimum	Dec. 31, 2012 2012 ADS Repurchase Plan ADS Maximum	Jul. 02, 2010 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Dec. 31, 2010 Ordinary shares Options and other awards	Nov. 30, 2010 Ordinary shares Options and other awards	Dec. 31, 2012 Ordinary shares Options and other awards	Dec. 31, 2011 Ordinary shares Options and other awards	Dec. 31, 2010 Ordinary shares Options and other awards
ORDINARY SHARES
Number of shares issued											35,175,000
Net proceeds upon completion of IPO											$ 98,051,000
Conversion of preferred shares to ordinary shares upon completion of IPO											40,000,000
Number of awards vested (in shares)				800,000
Shares held by depositary bank reserved for future issuance	7,529,580		1,882,395												7,529,580	7,529,580
Number of shares delivered to the employees upon exercise of their share options and vesting of restricted shares												6,265,945	3,165,716	359,684			6,265,945	3,165,716	359,684
Shares issued excluded from outstanding shares					150,000.00										7,169,896		1,263,635	4,363,864	7,169,896
Share repurchase program, authorized amount							50,000,000
Period for repurchase							12 months
Number of shares repurchased						0		2,536,647				10,146,588
Total consideration for stock repurchased		$ 29,164,000						$ 29,200,000
Share repurchase program, price per share ( in dollars per share)									$ 10.03	$ 12.57